INCOME TAXES - Schedule of Income Tax Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes [Abstract]
Current tax expense	€ 347,162	€ 269,924	€ 218,540
Deferred tax benefit	(4,541)	(30,178)	(12,001)
Taxes relating to prior years	2,276	(1,274)	2,556
Total income tax expense	€ 344,897	€ 238,472	€ 209,095